Leases (Details) - Schedule of lease liability $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Lease Liability Abstract
2023	$ 1,047
2024	439
2025	385
2026	367
2027	186
Total undiscounted lease payments	2,424
Less - imputed interest	(292)
Present value of lease liabilities	$ 2,132